Working capital - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Summary of additional information about working capital [line items]
Trade receivables	£ 2,155	£ 1,817
Income statement charge/(release)	21	(15)	£ 55
Interest on borrowings	141	122
Accrued Discounts Related To Sales Recognized	613	455
Current contract liabilities	72	79
Supply chain financing facilities accounted as trade payables	(750)	(465)
Provision for employee deferred compensation plan	£ 49	45
Thalidomide
Summary of additional information about working capital [line items]
Description of expected timing of outflows commitments to UK Thalidomide Trust	These provisions will be utilised over the period of the commitments up to 2037.
United Kingdom
Summary of additional information about working capital [line items]
Trade receivables due from counterparties	15.00%
United States
Summary of additional information about working capital [line items]
Trade receivables due from counterparties	29.00%
India
Summary of additional information about working capital [line items]
Trade receivables due from counterparties	9.00%
Non-current liabilities | Fair value
Summary of additional information about working capital [line items]
Non-current contingent liabilities	£ (353)	£ (320)
COVID-19
Summary of additional information about working capital [line items]
Income statement charge/(release)			£ 29